Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

Note 20 – Share-Based Compensation

The following table sets forth the Company’s total share-based compensation expense included in the Company’s consolidated statements of operations:

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Cost of sales	$33	$—	$—
General and administrative	10,909	929	13
Total share-based compensation expense	$10,942	$929	$13

Restricted Stock Units

On July 1, 2021, concurrent with the closing of the CRIS Business Combination, the stockholders also approved the board-approved EVgo Inc. 2021 Long Term Incentive Plan (the “2021 Incentive Plan”), effective March 26, 2021 (the “Effective Date”). The 2021 Incentive Plan reserves 33,918,000 shares of Class A common stock for issuance to employees, non-employee directors and other service providers. As of December 31, 2021, there were 31,962,759 shares of Class A common stock available for grant.

The 2021 Incentive Plan provides for potential grants of: (i) incentive stock options qualified as such under U.S. Federal income tax laws; (ii) stock options that do not qualify as incentive stock options; (iii) stock appreciation rights;

(iv) restricted stock awards; (v) restricted stock units (“RSUs”); (vi) vested stock awards; (vii) dividend equivalents; (viii) other share- or cash-based awards; (ix) cash awards; and (x) substitute awards. Unless earlier terminated by action of the Company’s Board of Directors, the 2021 Incentive Plan will terminate on the tenth anniversary of the Effective Date.

RSUs typically vest annually over a period of three years from the date of grant. The fair value of RSUs is based on the closing price of the Company’s Class A common stock on the grant date. The table below represents the Company’s RSU activity under the 2021 Incentive Plan during the year ended December 31, 2021:

		Weighted
		Average
	Number of	Grant Date
(in thousands)	Shares	Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	1,988	11.40
Forfeited	(33)	11.55
Outstanding as of December 31, 2021	1,955	$11.40

Total unrecognized share-based compensation expense related to RSUs was $13.4 million as of December 31, 2021, which will be recognized over a weighted average period of 1.5 years.

Successor Incentive Units

On or immediately prior to the Holdco Merger, the existing Predecessor Class C Profit Interest Units, which constituted profits interests held by Predecessor Management, and the related 2016 Plan were cancelled and terminated, respectively.

Following the Holdco Merger, all employees of EVgo Services received share-based compensation in the form of units in EVgo Management, LLC (“EVgo Management”) that track incentive units issued by EVgo Holdings to EVgo Management (“Incentive Units”). EVgo Holdings owned 100% of EVgo Holdco from the Holdco Merger Date through the CRIS Business Combination. The Holdings LLCA provides for the issuance of a limited number of Incentive Units. Each Incentive Unit grants a profits interest in EVgo Holdings, which can generally be described as a participation interest whose right to receive distributions is determined by the cumulative amount of distributions (cash or in-kind) received by each outstanding Capital Unit in EVgo Holdings up to and including the date of a distribution. Distributions to the Incentive Unit holders are made solely from cash or property of EVgo Holdings. Incentive Unit holders have no claim as to the cashflow or assets of EVgo Holdco or EVgo Services.

The Incentive Units are awarded pursuant to the Holdings LLCA, and consequently the limited liability agreement of EVgo Management and individual grant agreements. These agreements include limitations with respect to the distribution entitlements of such Incentive Units and limitations imposed in order to cause such Incentive Units to qualify as “profits interests” within the meaning of Internal Revenue Service Revenue Procedures 93-27 and 2001-43, Internal Revenue Service Notice 2005-43, or any future Internal Revenue Service guidance. Specifically, such limitations were established such that any holder of Incentive Units will participate only in the post-grant appreciation in value of EVgo Holdings. As a result, the Incentive Units essentially have no value on the date of grant.

Of each individual grant of Incentive Units, a portion are designated as time vesting (the “Time Vesting Incentive Units”) and remaining portion is designated as sale vesting (the “Sale Vesting Incentive Units”). The Time Vesting Incentive Units will vest annually and equally over a period of four years from the date of grant. Sale Vesting Incentive Units will vest based upon the achievement of certain trigger events relating to the sale of EVgo Holdings.

The Company determined the Incentive Units and resulting profits interest to be equity-classified requiring application of ASC 718. Under ASC 718, share-based payment awards are initially measured at the fair value of the equity instruments that the entity is required to issue when the employee becomes entitled to the instrument (i.e., when all service, performance, market, and/or other conditions have been met). The estimate of fair value should be based on share price and other factors at the grant date and should incorporate the effect of any restrictions or conditions that continue in effect after the vesting date. For equity-classified awards, changes in the share price or other pertinent variable, such as volatility or the risk-free rate, subsequent to the grant date would not cause the fair value estimate to be remeasured.

The Company has elected to use the straight-line approach to recognize compensation cost for the Time Vesting Incentive Units awards. No compensation cost will be recognized for the Sale Vesting Incentive Units until such time that an event as described above occurs. The Company has elected to account for forfeitures as they occur.

The Holdings LLCA provides for the issuance of 1,000,000 Incentive Units. Of each grant of Incentive Units, a portion are designated as Time Vesting Incentive Units and remaining portion are designated as Sale Vesting Incentive Units. Time Vesting Incentive Units will vest each year over a period of four years. 100% of the Sale Vesting Incentive Units will vest upon the achievement of certain milestones related to “Sale of the Company.” The Company recognizes compensation cost for the Time Vesting Incentive Units awards on a straight-line basis. No compensation cost will be recognized for the Sale Vesting Incentive Units until such time that a Sale of the Company occurs.

The Company has recorded expense related to the Time Vesting Incentive Units over the vesting term based on a fair value calculated using the Monte Carlo simulation model in conjunction with the Finnerty Model. The assumptions noted in the following table for the year ended December 31, 2021 and for the period from January 16, 2020 through December 31, 2020:

		January 16,
	Year	2020
	Ended	through
	December 31,	December 31,
	2021	2020
Annual risk-free rate of return	0.32%	1.62%
Expected volatility	37.2%	32.5%
Expected term	4.0 years	5.0 years
Dividend yield	—%	—%

Presented below is a summary of the activity of the Company’s Incentive Units for the year ended December 31, 2021 and the period from January 16, 2020 through December 31, 2020:

		Weighted
		Average
		Grant Date
(in thousands)	Units	Fair Value
Granted on January 16, 2020	660	$9.44
Granted	20	$9.44
Forfeited	(40)	$9.44
Outstanding at December 31, 2020	640	$9.44
Granted	143	$51.11
Vested	(104)	$9.44
Forfeited	(20)	$18.77
Outstanding at December 31, 2021	659	$18.19

Units vested at December 31, 2021	104	$9.44
Units outstanding and expected to vest as of December 31, 2021	659	$18.19

As of December 31, 2021, there was $10.0 million of total unrecognized compensation cost related to nonvested Incentive Units, which is expected to be recognized over a weighted-average period of 2.6 years.

Predecessor Share-Based Compensation

Prior to the Holdco Merger Date, the primary purpose of Predecessor Management, which owned Class C Profit Interest Units of the Company, was to issue share-based compensation to employees and directors of the Predecessor.

Accordingly, the expense related to awards granted under the 2016 Plan to employees and directors of the Predecessor is recorded as share-based compensation expense on the Company’s consolidated statements of operations.

Prior to the Holdco Merger, Predecessor Management issued stock options (the “Options”) under the 2016 Plan. A maximum of 559,000 shares may be issued under the 2016 Plan. Options granted under the 2016 Plan are exercisable over a maximum term of 10 years from the date of grant. In general, the Options vest over a four-year period, with each Option becoming exercisable as to 25% of the number of shares subject to the Option one year from the grant dates and exercisable as to an additional 6.25% of the number shares subject to the Option every three months thereafter for an additional three years.

The Company has recorded expense related to the Options over the vesting term based on a fair value calculated using the Black-Scholes model, with the input of the fair value of the underlying stock equal to the value of the common stock of Predecessor Management.

The fair value of each Option award is estimated on the date of grant using the Black-Scholes Option Pricing Model using the assumptions noted in the following table for the year ended December 31, 2021 and the period from January 1, 2020 through January 15, 2020:

Annual risk-free rate of return	1.87%
Expected volatility	39.2%
Expected term	7.0 years
Dividend yield	—%

The risk-free interest rate for periods within the contractual life of the Option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility of the Options granted was estimated using the historical volatility of comparable public companies as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected term of Options granted represents the period of time that Options granted are expected to be outstanding.

There was no Option activity during the period from January 1, 2020 through January 15, 2020. Options outstanding as of January 15, 2020 were:

		Weighted
		Average
		Grant Date
(in thousands)	Options	Fair Value
Outstanding at January 15, 2020 and December 31, 2019	466	$6.19
Options vested and exercisable at January 15, 2020	222	$6.19
Nonvested options outstanding at January 15, 2020	244	$6.19

Presented below is a summary of the activity of the Company’s nonvested Options for the period from January 1, 2020 through January 15, 2020:

		Weighted
		Average
		Grant Date
(in thousands)	Options	Fair Value
Nonvested at January 1, 2020	247	$2.53
Vested	(3)	$2.53
Nonvested at January 15, 2020	244	$2.53

The 2016 Plan was terminated as of the Holdco Merger Date and all nonvested and outstanding Options were cancelled and not replaced by any plan by the Successor. Share-based compensation expense was de minimis for the period from

January 1, 2020 through January 15, 2020 and there was no further share-based compensation expense recorded after the Holdco Merger Date.